BANK AND OTHER BORROWINGS (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short Term Loans [Member]
Short-Term Debt [Line Items]
Interest expense	¥ 21,981	¥ 29,210	¥ 33,544
Long Term Loans [Member]
Short-Term Debt [Line Items]
Interest expense	¥ 391,125	¥ 221,913	¥ 145,336